LEASES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Balance	$ 28,827	$ 25,915
Depreciation and amortization on right-of-use assets	(13,611)	(12,443)
Additions	12,318	14,167
Lease modifications	(827)	1,789
Terminations	(1,053)	(605)
Exchange rate differences	119	4
Balance	25,773	28,827
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Balance	13,612	11,027
Depreciation and amortization on right-of-use assets	(6,063)	(5,417)
Additions	7,979	7,257
Lease modifications	(21)	1,000
Terminations	(675)	(259)
Exchange rate differences	119	4
Balance	14,951	13,612
Data center
Disclosure of quantitative information about right-of-use assets [line items]
Balance	15,215	14,888
Depreciation and amortization on right-of-use assets	(7,548)	(7,026)
Additions	4,339	6,910
Lease modifications	(806)	789
Terminations	(378)	(346)
Exchange rate differences	0	0
Balance	$ 10,822	$ 15,215